Acquisitions and Divestitures (Details Narrative) - USD ($)										3 Months Ended	12 Months Ended
	Jan. 05, 2021	Nov. 30, 2020	Nov. 10, 2020	Sep. 29, 2020	Jul. 02, 2020	Jun. 30, 2020	Mar. 11, 2020	Feb. 17, 2020	Nov. 06, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding										25,685,981	14,471,403	8,015,756
Number of shares issued during acquisition, value										$ 1,252,500	$ 3,691,338
Number of shares issued for acquisition of assets, value												$ 98,613
HMNRTH LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets							238,750
Number of shares issued for acquisition of assets, value					$ 70,850
Uber Mom, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets									45,000
Number of shares issued for acquisition of assets, value									$ 52,352
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition										750,000	2,210,382
Common stock, shares outstanding											14,471,403	8,015,756
Number of shares issued during acquisition, value										$ 750	$ 2,210
Number of shares issued for acquisition of assets												45,000
Number of shares issued for acquisition of assets, value												$ 45
Common Stock [Member] | Honey Badger Media, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets	750,000		750,000
Number of shares issued for acquisition of assets, value			$ 300,000
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition								80,065
Share issued price per share								$ 1.00
Ownership interest								72.15%
Common stock, shares outstanding								110,964
Number of shares issued								80,065
Indemnification Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition						150,000
Number of shares issued during acquisition, value						$ 405,000
Stock Exchange Agreement [Member] | Jupiter Wellness, Inc. [Member]
Business Acquisition [Line Items]
Consideration shares		200,000
Purchase and Sale Agreement [Member] | Common Stock [Member] | Seller [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition				2,210,382
Cumulative revenue				$ 10,000,000
Number of shares issued				125,000
Purchase and Sale Agreement [Member] | Preferred Stock [Member] | Seller [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition				764,618